SUPPLEMENTARY BALANCE SHEET INFORMATION (Narrative) (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure Text Block Supplement [Abstract]
Average interest rate of short-term deposit	4.01%	5.09%